FINANCIAL INSTRUMENTS - Hedges (Details)	Sep. 30, 2021 MW instrument $ / h Tcf MWh J USD ($) $ / J t $ / t
Physical forward contracts and options | Electricity | 7 - 10 years
Hedging:
Nominal amount of hedging instrument	26,257,873
Price of hedging instrument	46.62
Physical forward contracts and options | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | J	131,972,414
Price of hedging instrument | $ / J	5.13
Physical forward contracts and options | Renewable energy certificates | 7 - 10 years
Hedging:
Nominal amount of hedging instrument	5,984,811
Price of hedging instrument	17.67
Physical forward contracts and options | Green Gas Certificates | Not later than one year
Hedging:
Nominal amount of hedging instrument | t	1,220,000
Price of hedging instrument | $ / t	4.32
Physical forward contracts and options | Capacity contracts | Later than one year
Hedging:
Price of hedging instrument	4,767.58
Physical forward contracts and options | Capacity contracts | 4-5 years
Hedging:
Nominal amount of hedging instrument | MW	2,098
Physical forward contracts and options | Ancillary contract | Not later than one year
Hedging:
Nominal amount of hedging instrument | MWh	439,900
Physical forward contracts and options | Ancillary contract | Later than one year
Hedging:
Price of hedging instrument	15.58
Financial swap contracts and options | Electricity | 4-5 years
Hedging:
Nominal amount of hedging instrument | MWh	16,462,999
Price of hedging instrument	56.94
Financial swap contracts and options | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | Tcf	103,138,160
Price of hedging instrument | $ / J	3.03
Weather derivatives | Natural gas | Strike | 4-5 years | Bottom of range
Hedging:
Nominal amount of hedging instrument | $	3,408
Weather derivatives | Natural gas | Strike | 4-5 years | Top of range
Hedging:
Nominal amount of hedging instrument | $	4,985
Weather derivatives | Heating degree days | Strike | Later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | instrument	1,813
Weather derivatives | Heating degree days | Strike | Later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | instrument	4,985
Weather derivatives | Heating degree days | Strike | 3-4 years | Bottom of range
Hedging:
Nominal amount of hedging instrument | instrument	1,652
Weather derivatives | Heating degree days | Strike | 3-4 years | Top of range
Hedging:
Nominal amount of hedging instrument | instrument	4,871
Weather derivatives | Cooling Degree Days | Strike | Not later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | instrument	2,612
Weather derivatives | Cooling Degree Days | Strike | Not later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | instrument	3,399